SEGMENTED INFORMATION - Asset Allocation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of products and services [line items]
Revenue	$ 92,769	$ 75,731
Assets	441,284	391,003
UNITED STATES
Disclosure of products and services [line items]
Revenue	24,724	19,694
Assets	206,714	172,952
Canada
Disclosure of products and services [line items]
Revenue	10,752	7,548
Assets	50,894	52,989
United Kingdom
Disclosure of products and services [line items]
Revenue	25,090	21,497
Assets	31,940	36,740
Brazil
Disclosure of products and services [line items]
Revenue	5,294	3,730
Assets	25,500	22,052
Other Europe
Disclosure of products and services [line items]
Revenue	9,084	6,924
Assets	31,713	24,402
Australia
Disclosure of products and services [line items]
Revenue	6,041	5,892
Assets	27,068	20,767
INDIA
Disclosure of products and services [line items]
Revenue	2,743	2,520
Assets	19,521	20,935
GERMANY
Disclosure of products and services [line items]
Revenue	1,909	1,567
Assets	12,262	7,663
Colombia
Disclosure of products and services [line items]
Revenue	2,135	1,890
Assets	10,567	11,065
Other Asia
Disclosure of products and services [line items]
Revenue	3,042	2,708
Assets	14,655	12,866
Other
Disclosure of products and services [line items]
Revenue	1,955	1,761
Assets	$ 10,450	$ 8,572